CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss) from continuing operations	$ 211,301	$ (242,638)	$ 272,418
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	29,088	25,388	46,576
Amortization of acquired intangible assets and land use rights	64,044	65,517	73,383
Operating lease expense	12,691	11,702	12,541
Expected credit loss of receivables	1,733	10,682	1,654
(Gains) losses on disposal of property and equipment, intangible assets and other long-term assets	1,171	(141)	(274)
Impairment of investments	15,000	9,386	0
Impairment of property and equipment	8,580	0	0
Impairment of goodwill	0	454,935	0
Impairment of other assets	6,212	0	0
Share-based compensation	25,800	23,200	31,979
Share of (income) loss in equity method investments, net of income taxes	(11,610)	1,637	(3,297)
Gain on disposal and deemed disposal of investments	0	0	(74,851)
Loss (gain) on deconsolidation and disposal of subsidiaries	0	(1,643)	6,177
Deferred income taxes, net	362	(7,982)	(11,808)
Foreign currency exchange losses(gains), net	14,111	(764)	2,906
Interest expense	1,181	1,831	3,143
Gain on fair value changes of investments	(12,320)	(6,636)	(12,425)
Accounts receivable	(45,008)	(13,651)	(32,422)
Prepayments and other assets	(74,075)	(2,852)	(30,660)
Amounts due from related parties	2,591	7,695	5,622
Lease liabilities	(12,231)	(11,712)	(12,546)
Amounts due to related parties	8,549	(28,128)	(1,783)
Accounts payable	(3,480)	(22,726)	(5,563)
Deferred revenue	(8,238)	(7,151)	(9,163)
Advances from customers	1,399	(1,914)	2,557
Income taxes payable	(14,814)	(7,813)	7,883
Accrued liabilities and other current liabilities	80,288	52,435	23,532
Net cash provided by operating activities	302,325	308,657	295,579
Cash flows from investing activities
Placements of short-term and long-term deposits	(2,170,967)	(3,061,621)	(3,046,581)
Maturities of short-term and long-term deposits	2,005,319	3,247,560	3,293,451
Placements of short-term investments	(410,121)	(369,904)	(657,639)
Maturities of short-term investments	188,030	19,433	752,196
Purchase of property and equipment	(143,111)	(83,722)	(81,567)
Purchase of intangible assets and land use right	(284)	(775)	(445)
Cash paid for investments	(29,141)	(26,575)	(66,014)
Cash received from disposal of investments	0	0	222,097
Proceeds from disposal of a subsidiary	0	70,715	0
Loans to employees and third parties	0	(18)	(650)
Repayments of loans from employees, related parties and third parties	274	785	1,048
Proceeds from disposal of property and equipment	7,510	721	3,830
Others	8,796	(6,848)	647
Net cash provided (used in) by continuing investing activities	(543,695)	(210,249)	420,373
Net cash provided by discontinued investing activities	87,598	0	0
Net cash provided by (used in) investing activities	(456,097)	(210,249)	420,373
Cash flows from financing activities
Proceeds from exercise of vested share options	87	113	180
Dividends paid to shareholders	(155,527)	0	(84,197)
Purchase of non-controlling interests and redeemable non-controlling interests	0	0	(22,000)
Purchase of capped call option in relation to repurchase of common shares	0	0	(50,000)
Proceeds from bank borrowings	10,537	42,168	95,169
Repayment of bank borrowings	(10,633)	(84,646)	(82,544)
Repurchase of shares	(132,779)	(259,428)	(273,896)
Cash paid on extinguishment of convertible bonds	0	(406,038)	(432,232)
Settlement of capped call options	0	0	7,775
Net cash used in financing activities	(288,315)	(707,831)	(841,745)
Net decrease in cash, cash equivalents and restricted cash	(442,087)	(609,423)	(125,793)
Cash, cash equivalents and restricted cash at the beginning of the year	836,815	1,440,449	1,565,560
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,113	5,789	682
Cash, cash equivalents and restricted cash at the end of the year	395,841	836,815	1,440,449
Supplemental disclosure of cash flows information of continuing operation:
-Cash paid for interest, net of amounts capitalized	(516)	(3,016)	(7,829)
-Income taxes paid	(33,744)	(29,052)	(22,084)
Supplemental disclosures of non-cash investing and financing activities of continuing operation:
-Accrued capital expenditure	62,108	95,049	47,109
-Disposal of investments and business	$ 0	$ 0	$ 0